Schedule of Reconciliations of the Movement of Intangible Assets (Details)		12 Months Ended
		Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	May 31, 2024 USD ($)	May 31, 2024 AUD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 AUD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 AUD ($)
IfrsStatementLineItems [Line Items]
Balance at beginning of the period		$ 811,361
Balance at end of the period		1,297,263	$ 811,361
Steppen Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Principal amount								$ 64,977	$ 100,000
Mixed Martials Arts LLC [member]
IfrsStatementLineItems [Line Items]
Principal amount						$ 250,000	$ 384,750
Cash						$ 25,000
Hype Kit, Inc [member]
IfrsStatementLineItems [Line Items]
Asset purchased for consideration				$ 100,000	$ 153,000
Brand names [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the period		26,414	26,414
Additions		1,400
Amortization expense		(5,224)
Balance at end of the period		22,590	26,414
Platform development [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the period		784,947	1,034,302
Amortization expense		(361,950)	(217,600)
Balance at end of the period		1,274,673	784,947
Additions from internal development		177,456	352,182
Additions acquired	[1]	674,220
Research & Development tax incentive			$ (383,937)

[1]	Included in additions is acquired intangible assets of: